Share Capital - Schedule of Company's Issued and Outstanding Share Capital (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Aug. 24, 2012	Mar. 31, 2012	Mar. 31, 2011
Class of Stock [Line Items]
Shares repurchased for cancellation	(494,954)	(2,822,440)
Initial Public Offering, value				$ 138,596
Repurchase of Common Shares, value	(750)		(9,755)
Voting Common Shares [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance				53,563,844
2010 Reorganization				(53,563,844)
Beginning balance, value				41,166
Participant Equity Loan Plan, value				2,122
2010 Reorganization, value				(43,288)
Non-Voting Common Shares [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance				127,489,844
2010 Reorganization				(127,489,844)
Beginning balance, value				120,108
2010 Reorganization, value				(120,108)
Voting Preferred Shares [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance				127,483,148
2010 Reorganization				(127,483,148)
Class A Preferred Shares [Member]
Class of Stock [Line Items]
2010 Reorganization				433,676,686
Initial Public Offering				(433,676,686)
2010 Reorganization, value				413,616
Initial Public Offering, value				(413,616)
Class A Subordinate Voting Shares [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance	41,981,110		44,308,596
2010 Reorganization				5,478,596
Initial Public Offering				38,830,000
Stock-based compensation	115,015
Shares repurchased for cancellation	(574,954)		(2,327,486)
Shares outstanding, ending balance	41,521,171		41,981,110	44,308,596
Beginning balance, value	458,585		483,572
Participant Equity Loan Plan, value	996		568	6,369
2010 Reorganization, value				3,156
Stock-based compensation, value	557
Initial Public Offering, value				474,047
Repurchase of Common Shares, value	(5,435)		(25,555)
Stated amount, ending balance, value	454,703		458,585	483,572
Class A Subordinate Voting Shares - Treasury Shares [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance	(218,300)		(57,500)
Participant Equity Loan Plan	(217,500)		(160,800)	(57,500)
Stock-based compensation	25,298
Shares outstanding, ending balance	(410,502)		(218,300)	(57,500)
Beginning balance, value	(593)		(160)
Participant Equity Loan Plan, value	(316)		(433)	(160)
Stock-based compensation, value	69
Stated amount, ending balance, value	(840)		(593)	(160)
Class B Shares [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance
2010 Reorganization				85,044,901
Initial Public Offering				(5,580,706)
Shares outstanding, ending balance	79,464,195		79,464,195	79,464,195
2010 Reorganization, value				160,242
Initial Public Offering, value				78,165
Stated amount, ending balance, value	238,407		238,407	238,407
Share Capital [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance	121,227,005		123,715,291	308,536,836
2010 Reorganization				215,663,347
Participant Equity Loan Plan	(217,500)		(160,800)	(57,500)
Initial Public Offering				(400,427,392)
Stock-based compensation	140,313
Shares repurchased for cancellation	(574,954)		(2,327,486)
Shares outstanding, ending balance	120,574,864		121,227,005	123,715,291
Beginning balance, value	696,399		721,819	161,274
Participant Equity Loan Plan, value	680		135	8,331
2010 Reorganization, value				413,618
Stock-based compensation, value	626
Initial Public Offering, value				138,596
Repurchase of Common Shares, value	(5,435)		(25,555)
Stated amount, ending balance, value	$ 692,270		$ 696,399	$ 721,819